Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 4,612	$ 3,415
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	4,577	3,014
Commercial Real Estate [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	84	100
Single-Family Residential [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	106	110
Non-Owner Occupied [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 4,387	$ 2,804